Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants [Abstract]
Schedule of warrant activity
Warrants	Shares	Weighted Average Exercise Price

Outstanding at January 1, 2021	249,117	$0.76
Issued	-	-
Exercised	(243,000)	0.76
Outstanding at June 30, 2021	6,117	$0.76
Exercisable at June 30, 2021	6,117	$0.76

Warrants	Shares	Weighted Average Exercise Price

Outstanding at December 31, 2019	5,091,970	$0.26
Private Warrant liabilities assumed in connection with the Merger	4,233,333	11.50
Public Warrant liabilities assumed in connection with the Merger	7,666,667	11.50
Issued	177,229	0.70
Exercised	(5,020,082)	0.34
Outstanding at December 31, 2020	12,149,117	$11.28
Exercisable at December 31, 2020	12,149,117	$11.28